Debt - Summary of outstanding notes (Details) € in Millions, $ in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 EUR (€)	Apr. 30, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 37,227					€ 29,463	€ 27,153
STELLANTIS N.V. (Peugeot S.A.) 2017
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600			€ 600
Coupon %	2.00%	2.00%
STELLANTIS N.V. (Peugeot S.A.) 2017 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 0					609
STELLANTIS N.V. (Peugeot S.A.) 2017
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 100			€ 100
Coupon %	2.00%	2.00%
STELLANTIS N.V. (Peugeot S.A.) 2017 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 0					102
STELLANTIS N.V. (Peugeot S.A.) 2018
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 650
Coupon %	2.00%	2.00%
STELLANTIS N.V. (Peugeot S.A.) 2018 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 660					659
STELLANTIS N.V. (Peugeot S.A.) 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600
Coupon %	1.125%	1.125%
STELLANTIS N.V. (Peugeot S.A.) 2019 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 597					596
STELLANTIS N.V. (Peugeot S.A.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Coupon %	2.75%	2.75%
STELLANTIS N.V. (Peugeot S.A.) 2020 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,024					1,014
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 60
Coupon %	1.60%	1.60%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 61					61
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 50
Coupon %	1.81%	1.81%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 50					50
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 204
Coupon %	1.40%	1.40%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 206					207
STELLANTIS N.V. (FCA N.V.) 2016
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	3.75%	3.75%
STELLANTIS N.V. (FCA N.V.) 2016 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 0					1,296
STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	3.875%	3.875%
STELLANTIS N.V. (FCA N.V.) 2020 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,347					1,381
STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Coupon %	4.50%	4.50%
STELLANTIS N.V. (FCA N.V.) 2020 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,162					1,200
STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	0.625%	0.625%
STELLANTIS N.V. 2021 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,260					1,256
STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	0.75%	0.75%
STELLANTIS N.V. 2021 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,255					1,254
STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	1.25%	1.25%
STELLANTIS N.V. 2021 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,243					1,241
STELLANTIS N.V. 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Coupon %	2.75%	2.75%
STELLANTIS N.V. 2022 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,022					1,016
STELLANTIS N.V. 2023 - green bond
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	4.375%	4.375%
STELLANTIS N.V. 2023 - green bond | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,296					1,285
STELLANTIS N.V. 2023
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	4.25%	4.25%
STELLANTIS N.V. 2023 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,270					1,266
STELLANTIS N.V. 2024
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 750		€ 750
Coupon %	3.50%	3.50%			3.50%
STELLANTIS N.V. 2024 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 753					0
STELLANTIS N.V. 2024 - green bond
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 500				€ 500
Coupon %	3.75%	3.75%			3.75%
STELLANTIS N.V. 2024 - green bond | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 508					0
STELLANTIS N.V. 2024
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 750
Coupon %	3.375%	3.375%
STELLANTIS N.V. 2024 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 763					0
STELLANTIS N.V. 2024
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 750
Coupon %	4.00%	4.00%
STELLANTIS N.V. 2024 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 749					0
STELLANTIS FINANCE U.S. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,000
Coupon %	1.711%	1.711%
STELLANTIS FINANCE U.S. 2021 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 968					909
STELLANTIS FINANCE U.S. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,000
Coupon %	2.691%	2.691%
STELLANTIS FINANCE U.S. 2021 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 967					909
STELLANTIS FINANCE U.S. 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 550
Coupon %	5.625%	5.625%
STELLANTIS FINANCE U.S. 2022 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 539					512
STELLANTIS FINANCE U.S. 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 700
Coupon %	6.375%	6.375%
STELLANTIS FINANCE U.S. 2022 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 682					643
GIE PSA Trésorerie 2003
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600
Coupon %	6.00%	6.00%
GIE PSA Trésorerie 2003 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 735					€ 749